Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories
(5) Inventories

Inventories consisted of the following:

	December 31,2014		December 31,2013
	RMB	US$	RMB
Raw materials	13,221	2,131	16,322
Work-in-progress	1,873	302	3,436
Finished goods	14,429	2,326	24,114
Consumables and spare parts	622	100	693
Allowance for obsolescence	(6,111)	(985)	(6,111)
	24,034	3,874	38,454